Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (0.4%)
	Ecolab Inc.	242,724	60,382
	Fastenal Co.	540,379	45,154
	Southern Copper Corp.	97,638	9,798
	Avery Dennison Corp.	33,817	6,965
	Celanese Corp.	31,127	2,279
*	Cleveland-Cliffs Inc.	176,558	2,198
	Chemours Co.	12,395	270
			127,046
Consumer Discretionary (19.3%)
*	Amazon.com Inc.	10,407,865	2,163,691
*	Tesla Inc.	3,113,775	1,074,751
	Costco Wholesale Corp.	496,688	482,721
*	Netflix Inc.	479,369	425,109
	Home Depot Inc.	886,786	380,546
	Booking Holdings Inc.	35,848	186,481
*	Uber Technologies Inc.	2,250,923	161,976
	Starbucks Corp.	984,997	100,923
	TJX Cos. Inc.	750,247	94,299
*	Chipotle Mexican Grill Inc.	1,530,143	94,134
*	Spotify Technology SA	164,608	78,511
*	O'Reilly Automotive Inc.	59,723	74,249
*	Airbnb Inc. Class A	489,575	66,636
	NIKE Inc. Class B	832,748	65,596
*	Trade Desk Inc. Class A	494,948	63,626
*	Copart Inc.	910,428	57,712
*	AutoZone Inc.	17,432	55,251
*	Lululemon Athletica Inc.	135,168	43,343
	Hilton Worldwide Holdings Inc.	141,152	35,774
	Tractor Supply Co.	120,781	34,262
*	Deckers Outdoor Corp.	169,843	33,282
*	Coupang Inc.	1,296,960	32,891
*	Roblox Corp. Class A	572,150	28,682
*	Expedia Group Inc.	141,588	26,140
*	Live Nation Entertainment Inc.	176,816	24,445
	Royal Caribbean Cruises Ltd.	92,120	22,483
*	DraftKings Inc. Class A	506,976	22,130
	Las Vegas Sands Corp.	396,247	21,025
*	Burlington Stores Inc.	71,004	20,015
*	Ulta Beauty Inc.	46,401	17,940
	Yum! Brands Inc.	121,168	16,835
	Rollins Inc.	312,884	15,747
	Pool Corp.	41,733	15,737
	Texas Roadhouse Inc.	74,654	15,324
	McDonald's Corp.	51,662	15,292
	Williams-Sonoma Inc.	84,364	14,512
*	Duolingo Inc.	41,070	14,303
	Ross Stores Inc.	85,111	13,181
*	Norwegian Cruise Line Holdings Ltd.	479,263	12,887
	Darden Restaurants Inc.	70,382	12,406
*	Cava Group Inc.	84,478	11,903
	Murphy USA Inc.	20,759	11,372
	Churchill Downs Inc.	78,003	11,085
*	Carvana Co.	42,398	11,041
	Wingstop Inc.	32,854	10,801
	Tempur Sealy International Inc.	187,839	10,515
*	Light & Wonder Inc.	101,036	9,602
	Hasbro Inc.	136,083	8,866
*	e.l.f. Beauty Inc.	60,182	7,795
*	Liberty Media Corp.-Liberty Formula One Class C	82,332	7,275

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
	Estee Lauder Cos. Inc. Class A	93,187	6,721
	Domino's Pizza Inc.	13,585	6,469
	Vail Resorts Inc.	35,711	6,401
*	Valvoline Inc.	144,593	5,742
*	Planet Fitness Inc. Class A	52,909	5,267
*	Lyft Inc. Class A	278,472	4,834
*	Floor & Decor Holdings Inc. Class A	42,892	4,813
*	Etsy Inc.	84,900	4,658
*	Five Below Inc.	48,444	4,491
[1]	Choice Hotels International Inc.	26,521	4,011
	U-Haul Holding Co.	46,837	2,925
*	SiteOne Landscape Supply Inc.	18,412	2,822
*	Dutch Bros Inc. Class A	48,325	2,597
	Nexstar Media Group Inc.	13,630	2,325
	H&R Block Inc.	30,295	1,796
	Wendy's Co.	94,966	1,744
*	Grand Canyon Education Inc.	10,571	1,740
*	TKO Group Holdings Inc.	12,108	1,670
*	SharkNinja Inc.	14,678	1,476
*	Crocs Inc.	11,962	1,263
*	RH	3,262	1,256
	Dick's Sporting Goods Inc.	5,696	1,180
*	YETI Holdings Inc.	28,441	1,148
	Hyatt Hotels Corp. Class A	7,114	1,124
*	Bright Horizons Family Solutions Inc.	9,694	1,121
*	CarMax Inc.	12,366	1,038
	Avis Budget Group Inc.	7,579	827
*	Skechers USA Inc. Class A	12,867	821
	Wynn Resorts Ltd.	8,585	810
*	American Airlines Group Inc.	52,866	768
	Wyndham Hotels & Resorts Inc.	7,506	737
*	Liberty Media Corp.-Liberty Formula One Class A	8,990	727
*	Madison Square Garden Sports Corp.	1,662	382
*	U-Haul Holding Co. (XNYS)	5,302	375
*	TripAdvisor Inc.	6,551	94
			6,321,276
Consumer Staples (2.2%)
	PepsiCo Inc.	1,216,793	198,885
	Coca-Cola Co.	2,492,093	159,693
	Procter & Gamble Co.	589,519	105,677
	Colgate-Palmolive Co.	500,673	48,380
	Cencora Inc.	186,000	46,788
	McKesson Corp.	62,628	39,362
*	Monster Beverage Corp.	641,288	35,354
	Sysco Corp.	346,396	26,711
	Clorox Co.	139,006	23,238
	Kimberly-Clark Corp.	154,795	21,571
*	Celsius Holdings Inc.	197,164	5,609
	Lamb Weston Holdings Inc.	51,707	3,994
	Hershey Co.	22,669	3,993
	Casey's General Stores Inc.	7,171	3,018
*	Freshpet Inc.	16,618	2,543
*	Performance Food Group Co.	24,436	2,156
*	Boston Beer Co. Inc. Class A	2,013	637
*	Pilgrim's Pride Corp.	4,358	225
			727,834
Energy (0.5%)
	Targa Resources Corp.	246,062	50,271
	Texas Pacific Land Corp.	21,032	33,653
	Hess Corp.	202,415	29,791
	Cheniere Energy Inc.	131,414	29,438
*	Enphase Energy Inc.	147,541	10,527
	Weatherford International plc	80,777	6,648
	Permian resources Corp.	156,063	2,444
	Antero Midstream Corp.	144,970	2,315
	EQT Corp.	40,951	1,861
	Viper Energy Inc.	33,131	1,793
	Civitas Resources Inc.	30,745	1,595
	Matador Resources Co.	9,989	599

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
	New Fortress Energy Inc.	38,671	413
			171,348
Financials (3.1%)
	Blackstone Inc.	790,540	151,064
	Progressive Corp.	552,053	148,436
	Moody's Corp.	177,008	88,500
	Apollo Global Management Inc.	437,107	76,507
	Ameriprise Financial Inc.	102,333	58,736
	Goldman Sachs Group Inc.	95,028	57,831
*	Coinbase Global Inc. Class A	185,672	54,996
*	NU Holdings Ltd. Class A	3,563,461	44,650
	Ares Management Corp. Class A	204,929	36,217
	KKR & Co. Inc.	217,265	35,386
	MSCI Inc.	49,820	30,372
	Broadridge Financial Solutions Inc.	119,708	28,253
	LPL Financial Holdings Inc.	83,361	27,105
	Marsh & McLennan Cos. Inc.	75,669	17,648
	Equitable Holdings Inc.	365,798	17,642
	Charles Schwab Corp.	167,043	13,824
	Blue Owl Capital Inc.	561,733	13,330
	Brown & Brown Inc.	117,663	13,308
	Kinsale Capital Group Inc.	24,657	12,537
	Morningstar Inc.	29,879	10,582
	Morgan Stanley	76,724	10,098
	Allstate Corp.	45,890	9,517
	Ryan Specialty Holdings Inc.	114,556	8,638
	FactSet Research Systems Inc.	15,071	7,395
	Tradeweb Markets Inc. Class A	51,336	6,956
	Lazard Inc.	114,694	6,660
*	Markel Group Inc.	3,388	6,041
	Arthur J Gallagher & Co.	16,673	5,206
	Jefferies Financial Group Inc.	55,094	4,360
	Everest Group Ltd.	7,867	3,049
*	SoFi Technologies Inc.	182,240	2,991
*	Credit Acceptance Corp.	5,477	2,726
	Ally Financial Inc.	41,843	1,673
	TPG Inc.	23,354	1,634
	Houlihan Lokey Inc.	5,391	1,019
	Popular Inc.	8,283	823
	XP Inc. Class A	46,097	624
	RLI Corp.	2,821	496
	UWM Holdings Corp.	72,747	474
			1,017,304
Health Care (6.7%)
	Eli Lilly & Co.	896,914	713,361
	Merck & Co. Inc.	2,840,832	288,742
*	Intuitive Surgical Inc.	395,782	214,514
	AbbVie Inc.	857,474	156,858
	Amgen Inc.	468,028	132,391
	Zoetis Inc.	422,674	74,074
*	Vertex Pharmaceuticals Inc.	144,826	67,797
	Stryker Corp.	120,397	47,214
	UnitedHealth Group Inc.	70,068	42,756
*	IDEXX Laboratories Inc.	92,313	38,933
*	Veeva Systems Inc. Class A	165,172	37,634
*	DexCom Inc.	448,253	34,959
*	Alnylam Pharmaceuticals Inc.	125,582	31,781
*	Natera Inc.	126,722	21,261
*	Insulet Corp.	78,200	20,862
	Cardinal Health Inc.	162,016	19,805
	Elevance Health Inc.	41,673	16,959
	HCA Healthcare Inc.	51,757	16,936
	West Pharmaceutical Services Inc.	49,344	16,070
*	Waters Corp.	40,256	15,487
*	Neurocrine Biosciences Inc.	111,668	14,154
*	Sarepta Therapeutics Inc.	101,400	13,521
*	Molina Healthcare Inc.	41,029	12,223
*	Align Technology Inc.	49,174	11,446
	ResMed Inc.	44,443	11,067

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
*	Penumbra Inc.	41,276	10,076
*	Intra-Cellular Therapies Inc.	115,240	9,870
*	Exelixis Inc.	267,283	9,745
*	Medpace Holdings Inc.	28,447	9,690
	Cigna Group	28,410	9,597
*	DaVita Inc.	56,448	9,380
*	Edwards Lifesciences Corp.	127,872	9,124
*	Regeneron Pharmaceuticals Inc.	9,835	7,378
*	Inspire Medical Systems Inc.	32,801	6,323
*	Viking Therapeutics Inc.	117,743	6,233
*	Ionis Pharmaceuticals Inc.	162,913	5,821
*	Exact Sciences Corp.	80,672	5,008
*	Ultragenyx Pharmaceutical Inc.	100,909	4,806
*	IQVIA Holdings Inc.	22,812	4,582
	Bruker Corp.	77,498	4,491
*	Masimo Corp.	24,938	4,303
	GE HealthCare Technologies Inc.	47,865	3,983
*	Apellis Pharmaceuticals Inc.	116,910	3,967
*	Repligen Corp.	8,920	1,343
*	10X Genomics Inc. Class A	77,935	1,239
	Chemed Corp.	1,692	968
*	Incyte Corp.	10,505	784
*	Doximity Inc. Class A	10,258	544
*	Fortrea Holdings Inc.	10,199	215
			2,200,275
Industrials (7.6%)
	Visa Inc. Class A	1,765,161	556,167
	Mastercard Inc. Class A	925,812	493,402
	Automatic Data Processing Inc.	427,343	131,164
	Sherwin-Williams Co.	239,327	95,109
	Cintas Corp.	367,532	82,985
	Union Pacific Corp.	327,372	80,095
	American Express Co.	235,718	71,819
*	Fair Isaac Corp.	22,479	53,388
*	Axon Enterprise Inc.	80,398	52,014
	WW Grainger Inc.	42,344	51,039
	Old Dominion Freight Line Inc.	219,970	49,524
	General Electric Co.	262,202	47,763
	Verisk Analytics Inc.	159,511	46,930
*	Fiserv Inc.	204,151	45,109
	Lockheed Martin Corp.	76,532	40,517
	Trane Technologies plc	86,482	35,996
	Illinois Tool Works Inc.	124,383	34,519
	Caterpillar Inc.	77,783	31,588
*	Corpay Inc.	76,465	29,147
	Honeywell International Inc.	113,155	26,357
	Lennox International Inc.	35,892	23,945
*	Block Inc. (XNYS)	262,516	23,246
	Booz Allen Hamilton Holding Corp.	143,368	21,244
*	Boeing Co.	126,360	19,641
*	XPO Inc.	127,988	19,507
	Comfort Systems USA Inc.	39,348	19,409
	HEICO Corp. Class A	90,888	19,189
	Paychex Inc.	129,291	18,911
	Quanta Services Inc.	49,774	17,148
	United Rentals Inc.	18,000	15,588
	TransDigm Group Inc.	12,317	15,433
	3M Co.	115,133	15,374
	HEICO Corp.	49,391	13,502
	Veralto Corp.	124,452	13,464
	Vulcan Materials Co.	38,230	11,015
	EMCOR Group Inc.	20,566	10,491
	AAON Inc.	76,459	10,424
*	Paylocity Holding Corp.	49,083	10,187
*	Saia Inc.	17,311	9,851
*	Trex Co. Inc.	121,345	9,105
	Eagle Materials Inc.	28,192	8,709
*	Shift4 Payments Inc. Class A	68,599	7,826
	Equifax Inc.	27,645	7,231

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
*	Core & Main Inc. Class A	141,121	6,851
*	Generac Holdings Inc.	32,305	6,080
*	AZEK Co. Inc.	112,830	5,994
	Louisiana-Pacific Corp.	50,336	5,950
*	Zebra Technologies Corp. Class A	12,255	4,988
	RPM International Inc.	32,166	4,464
	Advanced Drainage Systems Inc.	29,741	4,024
	Lincoln Electric Holdings Inc.	17,231	3,765
	Rockwell Automation Inc.	11,808	3,485
	Howmet Aerospace Inc.	27,675	3,276
	Ferguson Enterprises Inc.	15,173	3,276
	Carlisle Cos. Inc.	6,966	3,181
	Expeditors International of Washington Inc.	25,758	3,133
	BWX Technologies Inc.	20,843	2,727
	Tetra Tech Inc.	64,142	2,663
	Armstrong World Industries Inc.	16,389	2,619
*	Bill Holdings Inc.	28,545	2,575
*	WillScot Holdings Corp.	60,787	2,325
	Martin Marietta Materials Inc.	3,839	2,303
*	Builders FirstSource Inc.	12,224	2,279
	TransUnion	12,381	1,257
*	TopBuild Corp.	2,840	1,109
*	Loar Holdings Inc.	10,758	991
	Simpson Manufacturing Co. Inc.	4,454	839
*	WEX Inc.	4,253	802
	Western Union Co.	66,750	735
*	Spirit AeroSystems Holdings Inc. Class A	16,202	524
	MKS Instruments Inc.	4,408	501
	Cognex Corp.	10,470	419
	Sealed Air Corp.	8,900	326
			2,478,533
Real Estate (0.5%)
	American Tower Corp.	522,976	109,302
	Iron Mountain Inc.	186,166	23,023
	Simon Property Group Inc.	92,743	17,028
	Public Storage	26,917	9,368
	Equinix Inc.	5,728	5,622
*	Jones Lang LaSalle Inc.	16,393	4,600
	Lamar Advertising Co. Class A	24,587	3,295
			172,238
Technology (58.6%)
	Apple Inc.	16,286,654	3,865,312
	NVIDIA Corp.	26,218,531	3,624,712
	Microsoft Corp.	8,332,074	3,528,300
	Meta Platforms Inc. Class A	2,454,805	1,409,844
	Alphabet Inc. Class A	6,585,374	1,112,599
	Alphabet Inc. Class C	5,518,231	940,803
	Broadcom Inc.	5,094,386	825,698
	Oracle Corp.	1,759,716	325,266
	Salesforce Inc.	890,810	293,958
*	Adobe Inc.	496,718	256,272
*	ServiceNow Inc.	230,028	241,401
	Intuit Inc.	305,907	196,310
	QUALCOMM Inc.	1,173,517	186,038
*	Advanced Micro Devices Inc.	1,190,296	163,279
*	Palantir Technologies Inc. Class A	2,253,171	151,143
	Applied Materials Inc.	856,566	149,651
*	Palo Alto Networks Inc.	344,961	133,783
	Lam Research Corp.	1,463,224	108,103
*	AppLovin Corp. Class A	293,698	98,903
	KLA Corp.	150,893	97,632
*	Synopsys Inc.	170,453	95,196
*	Cadence Design Systems Inc.	305,304	93,670
*	Crowdstrike Holdings Inc. Class A	254,072	87,901
*	Autodesk Inc.	241,296	70,434
*	Snowflake Inc. Class A	354,071	61,892
*	DoorDash Inc. Class A	339,119	61,204
*	Workday Inc. Class A	237,045	59,259
	Amphenol Corp. Class A	771,356	56,039

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
*	Fortinet Inc.	576,777	54,823
	Vertiv Holdings Co. Class A	400,896	51,154
*	Datadog Inc. Class A	334,738	51,131
*	Atlassian Corp. Class A	175,762	46,327
*	Gartner Inc.	84,407	43,717
*	HubSpot Inc.	54,717	39,454
*	Cloudflare Inc. Class A	335,791	33,522
*	GoDaddy Inc. Class A	158,307	31,277
	Monolithic Power Systems Inc.	52,591	29,853
*	MongoDB Inc.	79,038	25,489
*	Tyler Technologies Inc.	40,349	25,386
	Texas Instruments Inc.	123,392	24,805
*	Toast Inc. Class A	496,639	21,624
*	Zscaler Inc.	102,508	21,177
*	Pinterest Inc. Class A	673,356	20,416
*	Manhattan Associates Inc.	68,572	19,573
*	Dynatrace Inc.	330,163	18,552
*	DocuSign Inc.	227,484	18,128
*	Super Micro Computer Inc. (XNGS)	554,797	18,109
	Entegris Inc.	168,598	17,809
	Teradyne Inc.	159,310	17,524
*	PTC Inc.	80,458	16,096
*	Pure Storage Inc. Class A	299,696	15,881
	CDW Corp.	75,670	13,313
	NetApp Inc.	103,356	12,676
*	Elastic NV	91,090	9,971
*	Procore Technologies Inc.	117,871	9,571
	HP Inc.	265,036	9,390
*	Confluent Inc. Class A	277,189	8,548
*	Guidewire Software Inc.	41,694	8,459
*	Gitlab Inc. Class A	132,647	8,456
*	Smartsheet Inc. Class A	149,708	8,376
	Paycom Software Inc.	35,920	8,331
*	Globant SA	35,411	8,065
	Bentley Systems Inc. Class B	156,887	7,766
*	Lattice Semiconductor Corp.	132,035	7,493
	Marvell Technology Inc.	76,783	7,117
*	Appfolio Inc. Class A	25,365	6,436
*	Okta Inc.	79,864	6,194
	Dell Technologies Inc. Class C	48,099	6,137
*	UiPath Inc. Class A	426,989	6,068
*	Nutanix Inc. Class A	77,220	5,041
	Pegasystems Inc.	49,910	4,740
	Universal Display Corp.	26,322	4,330
*	MicroStrategy Inc. Class A	11,048	4,281
*	HashiCorp Inc. Class A	123,519	4,153
*	Twilio Inc. Class A	37,846	3,956
*	Unity Software Inc.	147,849	3,565
*	RingCentral Inc. Class A	91,979	3,461
*	Five9 Inc.	82,032	3,386
*	Teradata Corp.	108,632	3,357
*	nCino Inc.	57,209	2,402
*	Onto Innovation Inc.	14,092	2,314
*	Dropbox Inc. Class A	82,254	2,275
*	DoubleVerify Holdings Inc.	91,435	1,859
*	Dayforce Inc.	17,887	1,431
*	SentinelOne Inc. Class A	49,522	1,384
	Jabil Inc.	10,148	1,378
*,1	Trump Media & Technology Group Corp.	40,475	1,279
*	VeriSign Inc.	6,162	1,153
*	EPAM Systems Inc.	3,913	954
	KBR Inc.	12,777	777
*	Paycor HCM Inc.	8,008	145
*	Astera Labs Inc.	1,211	125
			19,166,542
Telecommunications (0.5%)
*	Arista Networks Inc.	288,541	117,096
	Motorola Solutions Inc.	87,861	43,904
*	Liberty Broadband Corp. Class C	30,321	2,581

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
*	Roku Inc.	21,248	1,467
	Ubiquiti Inc.	2,086	723
*	Liberty Broadband Corp. Class A	4,467	378
	Iridium Communications Inc.	11,954	355
			166,504
Utilities (0.6%)
	Waste Management Inc.	449,169	102,509
	Vistra Corp.	385,780	61,663
	Constellation Energy Corp.	56,076	14,387
	NRG Energy Inc.	95,080	9,661
			188,220
Total Common Stocks (Cost $19,527,963)			32,737,120
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.651% (Cost $4,794)	47,951	4,795
Total Investments (100.0%) (Cost $19,532,757)			32,741,915
Other Assets and Liabilities—Net (0.0%)			5,111
Net Assets (100%)			32,747,026
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,687,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,765,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	43	13,011	151
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Vanguard® Russell 1000 Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.